SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                               VINTAGE 3 ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Vintage 3 Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                             OTHER
                                                       DISTRIBUTION         EXPENSES            TOTAL ANNUAL
                                  MANAGEMENT FEE          AND/OR            (BEFORE          OPERATING EXPENSES
                                 (BEFORE EXPENSE       SERVICE FEES         EXPENSE            (BEFORE EXPENSE
FUNDING OPTION                    REIMBURSEMENT)         (12B-1)         REIMBURSEMENT)        REIMBURSEMENT)#
-----------------------------    -----------------    ---------------    ---------------     --------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund -
Class III.....................        0.65%               0.25%              0.09%                0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III...        0.75%               0.25%              0.09%                1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                    IF CONTRACT IS SURRENDERED AT THE     IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:          ANNUITIZED AT THE END OF PERIOD SHOWN
                                    ----------------------------------- ---------------------------------------
FUNDING
OPTION                               1 YEAR   3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS    5 YEARS  10 YEARS
--------------                      ----------------------------------- ---------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
Merrill Lynch Global
  Allocation V.I. Fund--
  Class III...................       1008     1636     2080     4259       408      1236       2080     4259
Merrill Lynch Small Cap Value
  V.I. Fund - Class III.......       1018     1665     2126     4342       418      1265       2126     4342

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation     Seeks high total investment return. The      Merrill Lynch Investment
     V.I. Fund-- Class III             Fund normally invests Managers, in a         L.P.
                                       portfolio of equity, debt and money
                                       market securities, primarily of corporate
                                       and governmental issuers located in North
                                       and South America, Europe, Australia and
                                       the Far East.

   Merrill Lynch Small Cap Value       Seeks long-term growth of invests in         Merrill Lynch Investment
     V.I. Fund - Class III             capital. The Fund normally common stocks     Managers, L.P.
                                       of small cap companies and emerging
                                       growth companies believed to be
                                       undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES  TRUST
   Merrill Lynch Large Cap Core        Seeks long-term capital growth. The Fund     TAMIC
     Portfolio                         normally invests in a diversified            Subadviser: Merrill Lynch
                                       portfolio of equity securities of large      Investment Managers, L.P.
                                       cap companies located in the United
                                       States.

THE FIFTH PARAGRAPH UNDER THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE") SECTION IN THE PROSPECTUS AND ANY PREVIOUS SUPPLEMENTS IS DELETED AND REPLACED WITH THE FOLLOWING:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

November 2003                                                            L-23071

                                       SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                   PORTFOLIO ARCHITECT 3 ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect 3 Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                            OTHER              TOTAL ANNUAL
                                 MANAGEMENT FEE       DISTRIBUTION         EXPENSES             OPERATING
                                     (BEFORE             AND/OR            (BEFORE           EXPENSES (BEFORE
                                     EXPENSE          SERVICE FEES         EXPENSE               EXPENSE
FUNDING OPTION                   REIMBURSEMENT)         (12B-1)         REIMBURSEMENT)       REIMBURSEMENT)#
-----------------------------    ----------------    ---------------    ---------------     -------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund -
Class III..................           0.65%              0.25%              0.09%                0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III           0.75%              0.25%              0.09%                1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                    IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN
                                    -----------------------------------  ---------------------------------------
FUNDING
OPTION                              1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------                      -----------------------------------  ---------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III...................    1008      1636     2080     4259       408      1236     2080      4259
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III.......    1018      1665     2126     4342       418      1265     2126      4342

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation     Seeks high total investment return. The      Merrill Lynch Investment
     V.I. Fund-- Class III             Fund normally invests in a portfolio of      Managers, L.P.
                                       equity, debt and money market securities,
                                       primarily of corporate and governmental
                                       issuers located in North and South
                                       America, Europe, Australia and the Far
                                       East.

   Merrill Lynch Small Cap Value       Seeks long-term growth of capital. The       Merrill Lynch Investment
     V.I. Fund - Class III             Fund normally invests in common stocks of    Managers, L.P.
                                       small cap companies and emerging growth
                                       companies believed to be undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core        Seeks long-term capital growth. The Fund     TAMIC
     Portfolio                         normally invests in a diversified            Subadviser: Merrill Lynch
                                       portfolio of equity securities of large      Investment Managers, L.P.
                                       cap companies located in the United
                                       States.

THE FIFTH PARAGRAPH UNDER THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE") SECTION IN THE PROSPECTUS AND ANY PREVIOUS SUPPLEMENTS IS DELETED AND REPLACED WITH THE FOLLOWING:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

November 2003                                                            L-23070

                                       SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                   PORTFOLIO ARCHITECT L ANNUITY
                                                PROSPECTUS DATED AUGUST 11, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect L Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                                 TOTAL ANNUAL
                                      MANAGEMENT       DISTRIBUTION                               OPERATING
                                     FEE (BEFORE          AND/OR          OTHER EXPENSES       EXPENSES (BEFORE
                                       EXPENSE         SERVICE FEES      (BEFORE EXPENSE           EXPENSE
FUNDING OPTION                      REIMBURSEMENT)        (12B-1)         REIMBURSEMENT)       REIMBURSEMENT)#
------------------------------      ---------------    --------------    -----------------    -------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund - Class
III.............................        0.65%              0.25%              0.09%                0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III.....        0.75%              0.25%              0.09%                1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                    IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN
                                    -----------------------------------  --------------------------------------
FUNDING
OPTION                              1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------                      -----------------------------------  ---------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III...................    1027      1690     2167     4415       427     1290      2167      4415
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III.......    1037      1719     2212     4496       437     1319      2212      4496

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation     Seeks high total investment return. The      Merrill Lynch Investment
     V.I. Fund-- Class III             Fund normally invests in a portfolio of      Managers, L.P.
                                       equity, debt and money market securities,
                                       primarily of corporate and governmental
                                       issuers located in North and South
                                       America, Europe, Australia and the Far
                                       East.

   Merrill Lynch Small Cap Value       Seeks long-term growth of capital. The       Merrill Lynch Investment
     V.I. Fund - Class III             Fund normally invests in common stocks of    Managers, L.P.
                                       small cap companies and emerging growth
                                       companies believed to be undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core        Seeks long-term capital growth. The Fund     TAMIC
     Portfolio                         normally invests in a diversified            Subadviser: Merrill Lynch
                                       portfolio of equity securities of large      Investment Managers, L.P.
                                       cap companies located in the United
                                       States.

November 2003                                                            L-23066

                                       SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                               VINTAGE L ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Vintage L Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                                 TOTAL ANNUAL
                                                        DISTRIBUTION      OTHER EXPENSES          OPERATING
                                  MANAGEMENT FEE           AND/OR             (BEFORE          EXPENSES (BEFORE
                                  (BEFORE EXPENSE       SERVICE FEES          EXPENSE              EXPENSE
FUNDING OPTION                    REIMBURSEMENT)          (12B-1)         REIMBURSEMENT)       REIMBURSEMENT)#
----------------------------    ------------------    ---------------    ----------------    -------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund -
Class III....................          0.65%               0.25%               0.09%               0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III..          0.75%               0.25%               0.09%               1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                    IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN
                                    ---------------------------------- --------------------------------------
FUNDING
OPTION                              1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------                      -----------------------------------  ---------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III...................    1022     1676     2144    4374       422     1276      2144      4374
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III.......    1032     1704     2189    4456       432     1304      2189      4456

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation     Seeks high total investment return. The      Merrill Lynch Investment
     V.I. Fund-- Class III             Fund normally invests in a portfolio of      Managers, L.P.
                                       equity, debt and money market securities,
                                       primarily of corporate and governmental
                                       issuers located in North and South
                                       America, Europe, Australia and the Far
                                       East.

   Merrill Lynch Small Cap Value       Seeks long-term growth of capital. The       Merrill Lynch Investment
     V.I. Fund - Class III             Fund normally invests in common stocks of    Managers, L.P.
                                       small cap companies and emerging growth
                                       companies believed to be undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core        Seeks long-term capital growth. The Fund     TAMIC
     Portfolio                         normally invests in a diversified            Subadviser: Merrill Lynch
                                       portfolio of equity securities of large      Investment Managers, L.P.
                                       cap companies located in the United
                                       States.



November 2003                                                            L-23072